Derivatives and hedge accounting - Movement cash flow hedge reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedged items [line items]
Opening balance	€ (687)	€ (2,767)
Income tax	43	138	€ 251
Exchange rate and other changes	(774)	563	(85)
Closing balance	(3,080)	(687)	(2,767)
Reserve of cash flow hedges
Disclosure of detailed information about hedged items [line items]
Opening balance	(1,693)	(2,058)	(3,055)
Value changes recognised in OCI	799	743
Amounts recycled to profit or loss	149	(209)
Income tax	(175)	(140)
Exchange rate and other changes	(12)	(14)
Adjustment for non controlling interest	(163)	(14)
Movement for the year	597	365
Closing balance	€ (1,096)	€ (1,693)	€ (2,058)